EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2014	4,431,383
Options outstanding, Weighted average remaining contractual life	2 years 2 months 12 days
Options outstanding, Weighted Average Exercise Price	$ 5.0
Options exercisable as of December 31, 2014	3,357,465
Options exercisable, Weighted average exercise price of exercisable options	$ 5.2
Non-Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	$ 3.00
Exercise Price, upper limit	$ 5.65
Options outstanding as of December 31, 2014	35,000
Options outstanding, Weighted average remaining contractual life	3 years 1 month 6 days
Options outstanding, Weighted Average Exercise Price	$ 4.1
Options exercisable as of December 31, 2014	23,000
Options exercisable, Weighted average exercise price of exercisable options	$ 4.7
$3.00 - 4.00 [Member] | Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	$ 3.00
Exercise Price, upper limit	$ 4.00
Options outstanding as of December 31, 2014	1,258,000
Options outstanding, Weighted average remaining contractual life	2 years 4 months 24 days
Options outstanding, Weighted Average Exercise Price	$ 3.6
Options exercisable as of December 31, 2014	803,500
Options exercisable, Weighted average exercise price of exercisable options	$ 3.7
$4.54 - 6.77 [Member] | Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, lower limit	$ 4.54
Exercise Price, upper limit	$ 6.77
Options outstanding as of December 31, 2014	3,163,383
Options outstanding, Weighted average remaining contractual life	2 years 1 month 6 days
Options outstanding, Weighted Average Exercise Price	$ 5.6
Options exercisable as of December 31, 2014	2,543,965
Options exercisable, Weighted average exercise price of exercisable options	$ 5.7
$8.10 [Member] | Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, upper limit	$ 8.10
Options outstanding as of December 31, 2014	10,000
Options outstanding, Weighted average remaining contractual life	1 year 7 months 6 days
Options outstanding, Weighted Average Exercise Price	$ 8.1
Options exercisable as of December 31, 2014	10,000
Options exercisable, Weighted average exercise price of exercisable options	$ 8.1